Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Summary of Total Income (Loss) Before Income Taxes

The following table summarizes our total income (loss) before income taxes (in thousands):

	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2014
Domestic income (loss) before income taxes	$(627,617)	$(356,019)	$199,682
Foreign income before income taxes	458,488	73,189	59,795

Total income (loss) before income taxes	$(169,129)	$(282,830)	$259,477

Provision for (Benefit from) Income Taxes

The provision for (benefit from) income taxes consisted of the following (in thousands):

	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2014
Current income tax provision:
Domestic	$1,019	$856	$2,306
Foreign	41,239	33,654	33,311

Total	42,258	34,510	35,617

Deferred income tax benefit:
Foreign	(61,889)	(65,347)	(12,646)

Total	(61,889)	(65,347)	(12,646)

Total income tax provision (benefit):	$(19,631)	$(30,837)	$22,971

Income Tax Provision (Benefit)

The income tax provision (benefit) was different from the amount computed using the Luxembourg statutory income tax rate of 29.22% for the reasons set forth in the following table (in thousands):

	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2014
Expected tax provision (benefit) at Luxembourg statutory income tax rate	$(48,709)	$(82,643)	$75,819
Foreign income tax differential	33,118	35,511	40,099
Nontaxable interest income	(136,478)	(93,154)	(53,361)
U.S. extraterritorial income exclusion tax benefit	(37,597)	—	—
Changes in unrecognized tax benefits	1,756	(3,997)	1,229
Changes in valuation allowance	174,038	171,433	(24,147)
Tax effect of 2011 Intercompany Sale	(6,416)	(6,865)	(6,740)
Foreign Tax Credits	—	(44,137)	(2,147)
Research and Development Tax Credits	—	(5,890)	(5,564)
Other	657	(1,095)	(2,217)

Total income tax provision (benefit)	$(19,631)	$(30,837)	$22,971

Net Deferred Tax Balances

The following table details the composition of the net deferred tax balances as of December 31, 2013 and 2014 (in thousands):

	As of December 31, 2013	As of December 31, 2014
Current deferred taxes, net	$44,475	$76,315
Long-term deferred taxes, net	(202,638)	(211,680)
Other assets	9,246	9,157

Net deferred taxes	$(148,917)	$(126,208)

Components of Net Deferred Tax Liability

The components of the net deferred tax liability were as follows (in thousands):

	As of December 31, 2013	As of December 31, 2014
Deferred tax assets:
Accruals and advances	$23,959	$27,586
Amortizable intangible assets	188,800	74,062
Performance incentives	26,146	22,308
Customer deposits	51,318	55,573
Bad debt reserve	3,436	3,081
Accrued retirement benefits	67,337	92,320
Interest rate swap	568	295
Satellites and other property and equipment	44,487	11,348
Disallowed interest expense carryforward	95,427	108,446
Net operating loss carryforward	1,265,624	1,343,444
Tax credits	73,916	58,643
Other	15,675	15,576

Total deferred tax assets	1,856,693	1,812,682

Deferred tax liabilities:
Satellites and other property and equipment	(49,077)	(32,811)
Amortizable intangible assets	(44,297)	(58,789)
Non-amortizable intangible assets	(254,384)	(223,878)
Tax basis differences in investments and affiliates	(187,283)	(219,049)
Other	(5,863)	(7,126)

Total deferred tax liabilities	(540,904)	(541,653)

Valuation allowance	(1,464,706)	(1,397,237)

Total net deferred tax liabilities	$(148,917)	$(126,208)

Summary of Activity Related to Unrecognized Tax Benefits

The following table summarizes the activity related to our unrecognized tax benefits (in thousands):

	2013	2014
Balance at January 1	$67,015	$65,111
Increases related to current year tax positions	3,477	2,366
Increases related to prior year tax positions	3,107	2,629
Decreases related to prior year tax positions	(6,443)	—
Expiration of statute of limitations for the assessment of taxes	(2,045)	(2,971)

Balance at December 31	$65,111	$67,135